FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Total operating expenses, net	$ (367,296)	$ (45,790)	$ (46,137)
Income from operations	3,040,626	1,051,418	187,855
Income tax expense	577,247	170,101	28,182
Net income attributable to Daqo New Energy Corp. ordinary shareholders	1,819,801	748,924	129,195
Other comprehensive income:
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	1,567,001	794,084	175,399
Parent Company
Operating expenses:
General and administrative	(295,431)	(11,292)	(12,728)
Total operating expenses, net	(295,431)	(11,292)	(12,728)
Income from operations	(295,431)	(11,292)	(12,728)
Interest income	144	0	7
Income tax expense	(79,945)		(2,391)
Net loss before share of results of subsidiaries	(375,232)	(11,292)	(15,112)
Equity in earnings of subsidiaries	2,195,033	760,216	144,307
Net income attributable to Daqo New Energy Corp. ordinary shareholders	1,819,801	748,924	129,195
Other comprehensive income:
Foreign currency translation adjustments, net of tax of nil	(252,800)	45,160	46,204
Total other comprehensive (loss) income:	(252,800)	45,160	46,204
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	$ 1,567,001	$ 794,084	$ 175,399